CONVERTIBLE NOTES AND WARRANTS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
CONVERTIBLE NOTES AND WARRANTS
CONVERTIBLE NOTES AND WARRANTS

NOTE 4 – CONVERTIBLE NOTES AND WARRANTS

On October 2, 2020, Quoin Inc. commenced an offering of promissory notes (the “2020 Notes” or “Convertible Notes Payable”) and warrants. Based upon the terms agreed to in March 2021 in the Primary Financing (see Note 5), the 2020 Notes were mandatorily convertible into 5,183 ADSs in the Primary Financing, subject to adjustment.

The holders of the 2020 Notes (the “2020 Noteholders”) also received warrants exercisable at any time after the issuance date for 29,388 ADSs at an initial exercise price of $49.75 per ADS. At the time of grant, the Company determined that these warrants met the criteria to be recorded as a liability instrument. Effective March 13, 2022, each holder agreed to exchange these warrants for warrants on the substantially same terms as the Investor Exchange Warrants (See Note 5) with the same number of shares issuable upon the exercise of an Exchange Warrant as upon the exercise of the original warrant and the same exercise price with a contractual term of 5 years (the “Noteholder Warrants”).

The Noteholder Warrants have been determined to have equity classification. The change in the fair value of the warrants through the exchange date was included in other income (expense) in the accompanying statement of operations, and then reclassified from liability to additional paid in capital. On July 14, 2022, as a result of the Altium Agreement (see Note 5), the exercise price of the Noteholder Warrants was reduced to $0 and the 2020 Noteholders subsequently exercised all of their warrants. The change in the exercise price of the Noteholder Warrants resulted in a deemed dividend of approximately $65,000 recorded during the three and nine months ended September 30, 2022.

The ADSs issued to the 2020 Noteholders did not account for accrued interest which was estimated to be approximately $744,000 at December 31, 2021, and included in accrued interest and financing expense in the accompanying consolidated balance sheet. Approximately $312,000 was paid to two of the five 2020 Noteholders during the nine months ended September 30, 2022. Based on the terms of the cash settlement with these two 2020 Noteholders, the Company’s estimate of the liability to the remaining three 2020 Noteholders was increased to $1,146,000 as of September 30, 2022. The Company expects to settle the remaining liability in 2022 or early 2023.

NOTE 4 – CONVERTIBLE NOTES PAYABLE

On October 2, 2020, Quoin Inc. commenced an offering of promissory notes (the “2020 Notes” or “Convertible Notes Payable”) and warrants. The 2020 Notes were issued at a 25% original issue discount and bear interest at a rate of 20% per annum. The 2020 Notes are due one year from their respective dates of issuance. In October through December 2020, Quoin Inc. received an aggregate of approximately $910,000 pursuant to this offering, resulting in the issuance of 2020 Notes with an aggregate face value of $1,213,313 and an original issue discount of $303,333. Approximately 23% of such financing was received from parties who are related to or affiliated with members of Quoin Inc.’s board of directors. No additional funding from the 2020 Notes was received in the year ended December 31, 2021.

Based upon the terms agreed to in March 2021 in the Primary Financing (see Note 5), the 2020 Notes were mandatorily convertible into 5,183 ADSs in the Primary Financing, subject to adjustment.

The Company elected to account for the Convertible Notes Payable using the fair value model due to the short maturity and likely conversion at the date of the Merger. The fair value of the Convertible Notes Payable was estimated to be approximately $1.2 million at the date of issuance, resulting in a $378,000 expense recognized in the fourth quarter of 2020. There was no material change in the fair value from issuance until the conversion to equity on the Merger date.

The noteholders also were entitled to receive warrants exercisable at any time after the issuance date for a number of shares of Quoin Inc.’s common stock that equates to 100% of the “as if converted” shares as if the 2020 Notes principal and interest were convertible at the lowest price any securities are sold, convertible, or exercisable into in the Primary Financing or the next round of financing (whichever is lower). The exercise price was based on a valuation equal to the next financing round and since the number of shares issuable upon the exercise of the warrants and exercise price were not knowable at the time of the financing and as of December 31, 2020 they were not recognized. After entering into the Merger Agreement in March 2021, the terms of the warrants became measurable and were exercisable for 29,388 ADSs at an initial exercise price of $49.75 per ADS.

The Company determined that these warrants met the criteria to be recorded as a liability instrument. Each holder agreed to exchange its warrant for warrants on substantially the same terms as the Investor Exchange Warrants (See Note 5) with the same number of shares issuable upon the exercise of an Exchange Warrant as upon the exercise of the original warrant and the same exercise price as under the original warrant and have a contractual term of 5 years

At the closing of the Merger, 5,183 ADSs were issued upon the conversion of the principle of the Convertible Notes Payable. In addition, effective as of March 13, 2022, the Company exchanged noteholders’ warrants for warrants on substantially the same terms as the Investor Exchange Warrants (See Note 5), exercisable for 29,388 ADSs, in the aggregate, at the exercise price of $49.75 per ADS. The Exchange Warrants have been determined to warrant equity classification and, as such, the fair value change through the exchange date will be included in warrant liability expense in the accompanying statement of operations.

In December 2021, the Company concluded that the calculation of ADSs due to the 2020 Noteholders did not account for accrued interest due when the ADSs were issued. The Company reached cash settlements with, and plans to issue additional ADSs to, the 2020 Noteholders to account for this. The estimated amount required to settle these obligations was determined to be approximately $744,000 at December 31, 2021 and is included in accrued liabilities in the accompanying consolidated balance sheet and in interest expense in the accompanying consolidated statement of operations.

Interest expense, at the stated interest rate, recognized in the year ended December 31, 2021, 2020 and 2019 was approximately $202,000, $47,000, and $0, respectively. Accrued interest and estimated settlement costs at December 31, 2021, 2020 and 2019 was approximately $744,000, $47,000, and $0, respectively, of which $697,000 was recognized in the year ended December 31, 2021.